TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS	12 Months Ended
Dec. 31, 2020
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

NOTE 19 — TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

The Company and its subsidiaries are party in judicial and administrative proceedings involving labor, civil and tax matters. Based on the opinion of its legal advisors, Management believes that the provisions recorded for these judicial and administrative proceedings is sufficient to cover probable and reasonably estimable losses from unfavorable court decisions and that the final decisions will not have significant effects on the financial position, operational results and liquidity of the Company and its subsidiaries.

For claims whose expected loss is considered probable, the provisions have been recorded considering the judgment of the Management of the Company with the assistance of its legal advisors and the provisions are considered enough to cover expected probable losses. The balances of provisions are as follows:

I) Provisions

	2020	2019
a) Tax provisions	706,104	396,821
b) Labor provisions	428,821	357,130
c) Civil provisions	37,586	55,348
	1,172,511	809,299

a) Tax Provisions

Tax provisions refer mainly to discussions related to ICMS, IPI, social security contributions, offsetting of PIS and COFINS credits and incidence of PIS and COFINS on other revenues.

b) Labor Provisions

The Company is party to a group of individual and collective labor and/or administrative lawsuits involving various labor amounts and the provision arises from unfavorable decisions and/or the probability of loss in the ordinary course of proceedings with the expectation of outflow of financial resources by the Company.

c) Civil Provisions

The Company is party to a group of civil, arbitration and/or administrative lawsuits involving various claims and the provision arises from unfavorable decisions and/or probable losses in the ordinary course of proceedings with the expectation of outflow of financial resources for the Company.

The changes in the tax, labor and civil provisions are shown below:

	2020	2019	2018
Balance at the beginning of the year	809,299	770,305	827,883
(+) Additions	559,513	249,868	177,684
(+) Monetary correction	104,473	70,788	85,626
(-) Reversal of accrued amounts	(304,678)	(282,239)	(319,719)
(+) Foreign exchange effect on provisions in foreign currency	3,904	577	(1,169)
Balance at the end of the year	1,172,511	809,299	770,305

II) Contingent liabilities for which provisions were not recorded

Considering the opinion of legal advisors and management’s assessment, contingencies listed below have the probability of loss considered as possible (but not likely) and due to this classification, accruals have not been made in accordance with IFRS.

a) Tax contingencies

a.1) The Company and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A. have lawsuits related to the ICMS (state VAT) which are mostly related to credit rights and rate differences, whose demands totaled R$ 458,801.

a.2) The Company and certain of its subsidiaries in Brazil are parties to claims related to: (i) Imposto sobre Produtos Industrializados - IPI, substantially related to IPI credit on inputs, whose demands total the updated amount of R$ 357,974; (ii) PIS and COFINS, substantially related to disallowance of credits on inputs totaling R$ 1,016,764, (iii) social security contributions in the total of R$ 138,369 and (iv) other taxes, whose updated total amount is currently R$ 614,647.

a.3) The Company and its subsidiary Gerdau Aços Longos SA are parties to administrative proceedings related to Withholding Income Tax, levied on interest remitted abroad, linked to export financing formalized through "Prepayment of Exports Agreements "(PPE) or” Advance Export Receipt "(RAE), in the updated amount of R$ 1,256,016, of which: (i) R$ 130,047 corresponds to a lawsuit of the subsidiary Gerdau Aços Longos, which had its Voluntary Appeal judged at the first instance of the Administrative Tax Appeals Council (CARF), which was dismissed by the quality vote, and Special Appeal was filed on May 17, 2019, which is pending of judgment by the Superior Chamber of Tax Appeals (CSRF); (ii) R$ 137,743 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos, which had its Voluntary Appeal judged at the first instance of CARF on November 5, 2019, which was dismissed, and the declaration embargoes against the decision were rejected, which gave rise to the filing of a Special Appeal filed on March 2, 2020, ratified on June 8, 2020, partially admitted, which is pending of judgment by the Superior Chamber of Tax Appeals (CSRF); (iii) R$ 140,076, corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., whose objection was partially dismissed by the Federal Revenue Judgment Office (DRJ), which led to the filing of a Voluntary Appeal on June 3, 2019, that it was judged on March 10, 2020 and dismissed by the first instance of CARF, which gave rise to the filing of a Special Appeal filed on November 3, 2020; (iv) R$ 158,723 corresponds to a lawsuit of Gerdau S.A. dismissed by the first instance of the Administrative Tax Appeals Council (CARF) on November 5, 2019, which was dismissed by majority vote and the opposite declaration embargoes against that decision were rejected, which gave rise to the filing of a Special Appeal on July 1, 2020; partially admitted, and which is pending of judgment by the Superior Chamber of Tax Appeals (CSRF); (v) R$ 197,082 corresponds to a lawsuit of Gerdau S.A., whose impugnation was dismissed by the Federal Revenue Judgment Office (DRJ) and filed a Voluntary Appeal at first instance of CARF, on June 17, 2019, which was judged on April 7, 2020 and was partially provided, which gave rise to the filing of a Special Appeal on November 17, 2020; (vi) R$ 242,441 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., which was rejected by the Federal Revenue Judgment Office (DRJ), which led to the filing of a Voluntary Appeal on June 23, 2020; (vii) R$ 57,659 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., whose objection was filed on December 15, 2020, and which is awaiting judgment by the Federal Revenue Judgment Office (DRJ); (viii) R$ 192,245 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., whose notice was received on December 7, 2020, whose challenge was presented on January 6, 2021.

a.4) The Company is party to administrative proceedings related to goodwill amortization pursuant to articles 7 and 8 of Law 9,532/97, from the basis of calculation of Corporate Income Tax (IRPJ) and Social Contribution on net income (CSLL), resulting from a corporate restructuring started in 2010. The updated total amount of the assessments is R$ 436,443, of which: (i) R$ 24,375 corresponds to a process in which the opposite Declaration Embargoes were rejected against the decision that granted the official appeal in favor of the National Treasury, and the Special Appeal filed by the Company is pending of judgment; (ii) R$ 198,703 corresponds to a lawsuit in which the Company impugnation was rejected by the Federal Revenue Judgment Office (DRJ) and filed a Voluntary Appeal with the Administrative Tax Appeals Council (CARF), which is pending of judgment;  (iii) R$ 69,566 correspond to a lawsuit in which the Company had its challenge partially provided and filed a Voluntary Appeal with the Administrative Council for Tax Appeals (CARF), which is pending of judgment; and (iv) R$ 143,799 correspond to a Notice of Infraction received by the Company on December 2, 2019, against which it presented an Objection on December 27, 2019, deemed partially valid by the Federal Revenue Judgment Office (DRJ), pending judgment by the Council Administrative Tax Appeals (CARF) the Voluntary Appeal filed.

a.5) Gerdau S.A. (as successor of Gerdau Aços Especiais S.A.) and its subsidiary Gerdau Internacional Empreendimentos Ltda. are parties to administrative and judicial proceedings relating to IRPJ — Corporate Income Tax and CSLL — Social Contribution Tax, in the current amount of R$ 1,286,160. Such lawsuits relate to profits generated abroad, of which: (i) R$ 1,068,796, correspond to three lawsuits of the subsidiary Gerdau Internacional Empreendimentos Ltda., of which (i.a) R$ 859,699 correspond to a Tax Foreclosure against which the Company filed embargoes to execution that were judged partially unfounded, by means of a judgment handed down on July 15, 2019, complemented by a decision published on October 21, 2019, after opposition to the motion for clarification, which was the subject of an appeal filed by the Company and the National Treasury, currently pending of judgment by the Federal Regional Court of the 4th Region; and (i.b) R$ 35,886 correspond to a process partially provided by the Superior Chamber of Tax Appeals of CARF (CSRF), in a decision published on May 25, 2017 and already final and unappealable; the matters not previously analyzed by the first instance of the Administrative Council for Tax Appeals (CARF), as determined by the decision of the CSRF, were judged on October 16, 2019, by a partially favorable decision, against which the company was noticed on December 30, 2020, for payment of the remaining debt; (i.c) R$ 168,184 corresponds to a Tax Foreclosure against which the Company filed an Embargo to Enforcement on December 1, 2020; and (ii) R$ 222,391 correspond to a Tax Foreclosure filed against Gerdau S.A. (as successor to Gerdau Aços Especiais S.A.), against which the Company filed an Embargo to Execution on July 7, 2020.

a.6) Gerdau S.A. (as successor of Gerdau Aços Especiais S.A.) and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A. are parties to administrative and judicial proceedings relating to the disallowance of goodwill amortization generated in accordance with Article 7 and 8 of Law 9,532/97 — as a result of a corporate restructuring carried out in 2004/2005 — from the tax base of the Corporate Income tax - IRPJ and Social Contribution on Net Income - CSLL. The total updated amount of the proceedings is R$ 7,984,187, of which (i) R$ 5,371,636 correspond to four proceedings involving the Company (as successor of Gerdau Aços Especiais S.A.) and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A., for which administrative discussions already ended and are currently in the judicial collection stage; and the Companies obtained injunctive relief to permit it to offer a judicial collateral using an insurance bond, for judicial execution embargoes to stay execution in the respective proceedings, and in the execution embargoes filed by the Company (as successor of Gerdau Aços Especiais S.A.), on May 17, 2018, a judgment was rendered dismissing the fiscal launch, in the face of which the National Treasury filed an appeal. On April 8, 2021, the Federal Regional Court of the 4th Region, by majority, dismissed the appeal of the National Treasury; and also, in the Execution Embargoes filed by the subsidiary Gerdau Aços Longos S.A. (as successor of Gerdau Comercial de Aços S.A.) on October 3, 2019, a judgment was rendered dismissing the tax assessment, which was fully confirmed after opposition to embargoes of declaration by the National Treasury, and an appeal was filed for the embargo; (ii) R$ 317,710 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., in which part of the debt whose administrative discussion has already ended is under judicial discussion, having been handed down on September 29, 2020, which was upheld the Embargoes to Execution and recognized the in substance of the tax assessment; (iii) R$ 295,064 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., in which part of the debt whose administrative discussion ended and is under judicial discussion, in the notices of Embargoes to Execution filed on August 14, 2019, considered unfounded on October 15, 2020, the Company filed a motion for clarification against that sentence; (iv) R$ 4,289 corresponds to a lawsuit of the of subsidiary Gerdau Aços Longos S.A., which is awaiting judgment of its Special Appeal filed with the CSRF, which has been partially followed up; (v) R$ 67,904 correspond to a lawsuit by the subsidiary Gerdau Aços Longos S.A., whose Special Appeal filed against CSRF was dismissed on December 5, 2019, which was dismissed; currently, the lawsuit is in the process of judicial collection, and the Company has offered a judicial guarantee, as a precautionary measure, through Guarantee Insurance, and is preparing for the start of the judicial discussion on Embargoes to Execution; (vi) R$ 135,365 corresponds to a lawsuit of the Company (as successor of Gerdau Aços Especiais S.A.), which its Special Appeal was partially known and it is pending of judgment; (vii) R$ 499,483 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos SA, which had its Voluntary Appeal partially provided, being this decision subject of a Special Appeal by the National Treasury and a Special Appeal filed by the Company on April 29, 2019, both currently pending of judgment; (viii) R$ 107,190 correspond to a lawsuit filed by the Company (as successor of Gerdau Aços Especiais S.A.), which awaits judgment of the Special Appeal filed against the decision that dismissed its Voluntary Appeal; (ix) R$ 557,927 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., which was rejected, and the Voluntary Appeal filed by the Company is pending of judgment at the first instance of CARF; (x) R$ 486,175 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., whose objection was dismissed by the Federal Revenue Judgment Office (DRJ), and the voluntary appeal filed by the Company is currently pending of judgment; and (xi) R$ 141,444 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos SA, separated from the process mentioned in item “vi” above, and which it is currently in the judicial collection phase, already guaranteed by guarantee insurance presented in precautionary measure, and the Company filed Embargos to Tax Enforcement on December 17, 2020.

The Company’s tax advisors confirm that the procedures adopted by the Company regarding the tax treatment of profits earned abroad and the goodwill amortization, which led to the aforementioned lawsuits, have complied with the strict legality and, therefore, these lawsuits are classified as possible loss (but not likely).

Brazilian federal authorities and the judiciary branch are investigating certain issues relating to CARF proceedings, as well as specific political contributions made by the Company, with the purpose of determining whether the Company engaged in any illegal conduct.  The Company previously disclosed that, in addition to its interactions with Brazilian authorities, the Company was providing information requested by the U.S. Securities and Exchange Commission (“SEC”).  The Company has since been informed by the SEC’s staff that it has closed its inquiry and therefore is not seeking any further information from the Company regarding these matters. The Company believes it is not possible at this time to predict the term or outcome of the proceedings in Brazil, and that there currently is not enough information to determine whether a provision for losses is required or any additional disclosures.

b) Civil contingencies

b.1) A lawsuit arising from the request by two civil construction unions in the state of São Paulo alleging that Gerdau S.A. and other long steel producers in Brazil share customers, thus, violating the antitrust legislation. After investigations carried out by the Economic Law Department (SDE – Secretaria de Direito Econômico), the final opinion was that a cartel exists. The lawsuit was therefore forwarded to the Administrative Council for Economic Defense (CADE) for judgment, which resulted in a fine to the Company and other long steel producers, on September 23, 2005, an amount equivalent to 7% of gross revenues in the year before the Administrative Proceeding was commenced, excluding taxes (fine of R$ 245,070, updated by the judicial accountant on August 1, 2013 to R$ 417,820).

Two lawsuits challenge the investigation conducted by the Competition Defense System and its merits judgment, whose grounds are procedural irregularities, especially the production of evidence, based on an economic study, to prove the inexistence of a cartel. The Court, upon offer of bank guarantee letter, granted the suspension of the effects of CADE’s decision. Both actions were dismissed, and their respective appeals were also rejected by the Federal Regional Court of the 1st Region. Against both decisions, appeals were lodged with the Superior Court of Justice and the Federal Supreme Court, after admissibility judgment, the appeal to the Superior Court of Justice was admitted and well as substitution of the guarantee offered by insurance guarantee in a decision of October 8, 2019.

In the same order in which the Vice president Judge gave suspensive effect to the Special Appeal, in order to change the guarantee, the Extraordinary Appeal was dismissed, on the grounds of violation of res judicata with recognized general repercussion. Against this decision, the Company filed an Internal Appeal for the TRF1 Plenary. The Federal Government withdrew the lawsuit to prepare the reasons for this appeal and has not yet returned the case, since the procedural deadlines have been suspended.

Regardless of the result of its resources, the Company will continue to seek all legal remedies to defend its rights.

The Company denies having been engaged in any type of anti-competitive conduct and it is certain that it has not practiced the conduct attributed to it, understanding shared by its legal consultants, who consider it is possible to reverse its condemnation.

b.2) The Company and its subsidiaries are parties to other demands of a civil nature that collectively have a discussion amount of approximately R$ 316,054. For these demands, no accounting provision was recorded, since they were considered as possible losses, based on the opinion of its legal counsel.

c) Labor Contingencies

The Company and its subsidiaries are parties to other labor claims that together have an amount of approximately R$ 153,459. For these claims, no accounting provision was made, since these were considered as possible losses, based on the opinion of management with input from legal counsel.

III) Judicial deposits

The Company has judicial deposits related to tax, labor and civil lawsuits as listed below:

	2020	2019
Tax	1,597,995	1,837,967
Labor	95,234	113,379
Civil	132,562	40,369
	1,825,791	1,991,715

The balance of judicial deposits as of December 31, 2020, in the amount of R$ 1,504,582, corresponds to judicial deposits made up to June 2017, referring to the same discussion on the inclusion of the ICMS in the tax base of PIS and COFINS, that awaits termination of the lawsuits before the Brazilian courts in order to be returned to the Company.

The Company and its subsidiaries made judicial deposits and accounting provisions, which in turn were updated in accordance with the SELIC rate, which were referred to the unpaid amounts of PIS and COFINS since 2009, because the collection of which was fully suspended, due to the mentioned judicial deposits.

On March 15, 2017, the Brazilian Federal Supreme Court (STF - Supremo Tribunal Federal) ruled on a claim related to this matter, and by 6 votes to 4, concluded: “The ICMS does not comprise the tax base for PIS and COFINS assessment purposes”. The STF decision, in principle, affects all of the judicial proceedings in progress, due to its general repercussion. However, after the publication of the decision on October 2, 2017, the Attorney of the National Treasury filed an appeal, claiming that the decision of the Supreme Court was silent on certain points, and requested a modulation of the decision effects, which may limit its effects to the taxpayers.

A provision is recognized only when “it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation”, among other requirements. On March 31, 2017 the Company, based on (i) the conclusion of this judgment by the STF in Extraordinary Appeal No. 574,706/RG with general repercussion, which ruled that the inclusion of the ICMS in the PIS and COFINS calculation tax base was unconstitutional, and (ii) the International Financial Reporting Standards (IFRS), reversed the aforementioned accounting provision, through the recognition of R$ 929,711 in the line Reversal of provision for tax liabilities, net (Operational result) and R$ 369,819 in the line Reversal of interest on provision for tax liabilities, net (Financial Result), in its consolidated statements of income. The Company’s decision is supported by the position of its legal advisors who, when reassessing the likelihood of loss in the ongoing lawsuits related to the matter, concluded that the probability of loss, as to the merits of these lawsuits, became remote as of the date of the enactment of this decision.

The Company emphasizes, however, that as a result of the appeal of embargoes for declaration filed by the Federal Government in Extraordinary Appeal No. RE 574.706/RG, there is the possibility that the STF understands as present the requirements for applying modulation to the case, or defines that the ICMS to be excluded from the PIS and Cofins calculation base is the one actually paid, and not the one informed in the invoice as the taxpayers defend, which may result in limiting the effects of the decision already rendered, in which case it may be necessary a reassessment of the risk of loss associated with these lawsuits. Therefore, depending on the terms of the decision to be rendered by the STF in the judgment of the embargoes for declaration in RE nº 574.706/RG, such reassessment may result in the need to record new provisions on this matter in the future.

The Company also informs that four of these lawsuits already have a final and unappealable decision in benefit of the Company.

The first of these became final on July 19, 2019, assuring to the Company: i) the right to recover undue payments before the proposed action, in the amount of R$ 122 million (R$ 79 million net of related expenses), and ii) the right to withdraw the judicial deposits made during the course of this action, which was made on September 16, 2019, in the amount of R$ 179 million. The Company recognized the gain when the decision was final and unappealable, considering for the purposes of calculation the exclusion of the ICMS informed in the invoices, and enabled its credit before the Federal Revenue Service of Brazil, which was granted, having started the offsetting procedures .

It is important to note that, supported by the COSIT Internal Consultation Solution No. 13/2018, on January 7, 2021, the Federal Revenue Service of Brazil initiated a procedure to collect R$ 100 million, of differences supposedly due by the Company, calculated on the judicial deposits performed during the course of this lawsuit and which were lifted by judicial determination, after the final and unappealable decision, without any opposition from the National Treasury Attorney. The Company has already adopted the appropriate measures to counter the collection, and, supported by the position of its legal advisors, understands this litigation as a remote loss, given that the final decision prevented the collection of contributions to PIS and COFINS on the ICMS, without any restriction, recognizing that, under the terms of Law 9,703/98, the deposits belong to the winning party, so that the collection intended by the Federal Revenue Service characterizes noncompliance with the order established in the final and unappealable judicial title, in addition to understanding established in several precedents of the Federal Regional Court of the 4th Region, which expressly exclude the claim of application of the Internal Consultation Solution COSIT nº 13/2018.

The second became final on December 18, 2019, assuring to the Company: i) the right to recover undue payments made before the filing of the lawsuit, as well as during its processing, in the amount of R$ 280 million (R$ 185 million net of related expenses), and ii) the right to withdraw judicial deposits made during the course of this action, which was made on May 27, 2020, in the amount of R$ 189 million. The Company recognized the gain when the decision was final and unappealable, considering for the purposes of calculation the exclusion of the ICMS informed in the invoices, as expressly recognized in the final and unappealable decision, and enabled its credit before the Federal Revenue Service of Brazil, which was granted, having started the compensation procedures.

The third became final on June 29, 2020, assuring to the Company: i) the right to recover undue payments made before the filing of the lawsuit, as well as during its processing, in the amount of R$ 147 million (R$ 135 million net of related expenses), and ii) the right to withdraw judicial deposits made during the course of this action in the amount of R$ 193 million. The Company recognized in 2020 the gain when the decision was final and unappealable, considering for the purposes of calculation the exclusion of the ICMS informed in the invoices and awaits the withdrawal of judicial deposits and the qualification of its credit before the Federal Revenue Service of Brazil in order to start the offsetting procedures.

The fourth became final on November 18, 2020, assuring to the Company: i) the right to recover undue payments made before the filing of the lawsuit, as well as during its processing, in the amount of R$ 940 million (R$ 902 million, net of related expenses), and ii) the right to withdraw judicial deposits made during the course of this action in the amount of R$ 3 million. The Company recognized in 2020 the gain when the decision was final and unappealable, considering for the purposes of calculation the exclusion of the ICMS informed in the invoices and began to qualify its credit before the Federal Revenue Service of Brazil, which is awaiting analysis.

The fact that some of the final and unappealable decisions in favor of the Company recognized the right to the exclusion of ICMS from the PIS and COFINS calculation basis, without specifying which ICMS to be excluded (whether the informed or the collected), does not change the understanding of the Company, supported by the position of its legal advisors, in the sense that the decisions guarantee the right to the exclusion of the ICMS informed in the invoices.

In the case of unappealable claims in favor of the Company, the calculation of the amount of the undue to be recovered was presented from the beginning, in the initial petitions, and demonstrate unequivocally that the amount claimed was calculated with the exclusion of the ICMS informed in the invoices, which it also allowed the Company to reliably measure the amount to be effectively recovered, which was recognized in its assets when the lawsuits became unappealable.

It is also important to note that in the Company's initial petitions reference was always made to the ICMS (generally, as a whole, since without discrimination of any portion), the same as the Treasury required to be included in the PIS and COFINS calculation base. In addition, when presenting its challenge in the aforementioned processes, the Federal Government has always referred to the ICMS as a whole, either to affirm its necessary inclusion in the PIS and COFINS calculation base, or to challenge the Company's request for its exclusion, in no moment making any differentiation to this or that portion of it, whether the informed or the actually paid.

Finally, it is important to note that the understanding of the Company, supported by its legal advisors, arises from the interpretation of the decision rendered by STF in Extraordinary Appeal No. 574.706/RG with general repercussion, when it decided for the unconstitutionality of the inclusion of ICMS, as a whole (without any differentiation), in the PIS and COFINS calculation basis, which is expected to be confirmed in the judgment of the embargoes for declaration filed by the Federal Government.

In addition, it is important to note that the Company has four lawsuits for the repetition of undue payments that are awaiting the respective unappealable decision. In these lawsuits, the Company seeks the recognition of R$ 773 million of credits prior to the filing of the Legal Actions (contingent asset not recognized by the Company in its accounting books), as well as expects to raise the judicial deposits linked to said lawsuits, in the amount of R$ 1.3 billion, and a writ of mandamus, whose undue amount will be determined in due course.

On April 13, 2020, due to the economic moment strongly impacted by the pandemic caused by COVID-19, as well as the fact that the procedural legislation expressly provides the equivalence of cash and guarantee insurance, the subsidiary Gerdau Aços Longos SA requested the replacement of the amounts deposited by it over the years regarding the Inclusion of ICMS in the PIS and COFINS Calculation Base for a guarantee insurance presented by the Company, in the amount of R$ 1.7 billion, which complies with all the requirements established by the PGFN (Attorney General of the National Treasury) and can be converted into income at any time, ensuring that the Public Treasury receives all the amounts that may eventually be due at the end of the process.

In the lower court decision, therefore, there was a decision to release the funds deposited by the Company. The Public Treasury appealed to the Court and obtained a decision reversing the release of the amounts. The Company then filed a complaint to settle differences between the decision issued by the Federal Judge, member of the 4th Specialized Panel of the Federal Regional Court of the 2nd Region, in the case files of process nº 50003743-37.2020.4.02.0000, and the jurisprudence of the Supreme Court (Theme nº 69). With an initially favorable injunction, the decision was later suspended to await the statement by the National Treasury regarding the fine for bad faith litigation applied to the Company. After the manifestation, which did not bring any additional element in relation to the fine for bad faith litigation applied, the Minister understood that the Complaint was not applicable due to the lack of exhaustion of ordinary channels.

Regarding the fine for bad faith litigation, applied due to the allegation of alleged attempt to mislead the Judiciary, the Company informs that it has always manifested itself in the file with procedural good faith and is confident that this will be clarified during the process.

IV)  Eletrobrás Compulsory Loan — Centrais Elétricas Brasileiras S.A. (Eletrobrás)

The Compulsory Loan, instituted by the Brazilian government in order to expand and improve the energy sector of the country was charged and collected from industrial consumers with monthly consumption equal or greater than to 2000kwh through the “electricity bills” issued by the electric power distribution companies, was converted into credits to the taxpayers based on the annual value of these contributions made between 1977 and 1993. The legislation sets a maximum 20 years period to return the compulsory loan to the taxpayers, providing Eletrobrás the possibility of anticipating this return through the conversion of those loans in shares of its own issuance.

Prior to the conversion of the credits into shares, those credits were monetary corrected through an indexer and quantifier, called Standard Unit (SU). However, the compulsory loan was charged to the companies in their monthly electricity bills, consolidated during the year, and only indexed by the SU in January of the following year, resulting in a lack of monthly monetary correction during the years of collection, as well as interest. This procedure imputed to taxpayers’ considerable financial losses, particularly during the periods when the monthly inflation rates stood at high levels. In order to claim the appropriate interest and monetary correction subtracted by the methodology applied by Eletrobrás, the Company (understood to be legally entities existing at the time and that later became part of Gerdau S.A.) filed lawsuits claiming credits resulting from differences on the monetary correction of principal, interest, default interest and other accessory amounts owed by Eletrobrás due to the compulsory loans.

In 2015, cases involving representative amounts were definitively judged by the Superior Court of Justice - STJ favorable to the Company so that no further appeals against such decisions apply ("final judgment"). For claims with a final judgment, it yet remains the enforcement of ruling (or execution phase) where the actual amounts to be settled will finally be calculated. Obtaining favorable decisions represented by the final judgment mentioned above, suggests that an inflow of economic benefits may occur in the future.

The Company recognized in the 2nd quarter/2020 result, the amount of R$ 436 million (net of expenses incurred for its realization), corresponding to four processes that evolved into its closing and liquidation phase. Of this amount, R$ 206 million was already received by a court decision on July 3, 2020, R$ 39.7 million was received on December 22, 2020 and R$ 43.6 million on December 30, 2020, and the remaining amounts are expected to be received by the Company over the next few months. Concomitantly with the aforementioned recognition, the Company, through its subsidiary Gerdau Hungria, recorded an obligation in the amount of R$ 113 million with the former controlling shareholders of then Corporación Sidenor, for its subsidiary at the time Aços Villares SA, which were linked to the solution of these lawsuits.

The Company still has other lawsuits pending before the Judiciary, dealing with the subject, with final and unappealable decisions on the merits, favorable to the Company, totaling approximately R$ 1,350 million. With regard to these processes, there are still substantial uncertainties on the timing, the way and the amount to be realized so that it is not yet practicable to reasonably determine that the realization of the gain arising from these decisions has reached a level of virtually certain and that the Company has control over such assets, which implies that such gains are not recorded until such conditions are demonstrably present.